STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

September 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.9%
Automobiles & Components - 1.8%
American Axle & Manufacturing Holdings	78,102	[a]	450,649
Cooper Tire & Rubber	33,890		1,074,313
Cooper-Standard Holdings	12,373	[a]	163,447
Dorman Products	19,521	[a]	1,764,308
Gentherm	22,101	[a]	903,931
LCI Industries	17,017		1,808,737
Motorcar Parts of America	12,423	[a,b]	193,302
Standard Motor Products	13,855		618,626
Winnebago Industries	23,014		1,189,133
			8,166,446
Banks - 9.2%
Allegiance Bancshares	12,724		297,360
Ameris Bancorp	46,261		1,053,826
Axos Financial	35,046	[a]	816,922
Banc of California	30,018		303,782
BancFirst	12,337		503,843
BankUnited	63,038		1,381,163
Banner	23,799		767,756
Berkshire Hills Bancorp	33,328		336,946
Boston Private Financial Holdings	55,542		306,592
Brookline Bancorp	52,286		452,012
Cadence Bancorp	85,250		732,297
Central Pacific Financial	19,206		260,625
City Holding	10,856		625,414
Columbia Banking System	48,855		1,165,192
Community Bank System	35,973		1,959,090
Customers Bancorp	20,597	[a]	230,686
CVB Financial	86,203		1,433,556
Dime Community Bancshares	19,304		218,328
Eagle Bancorp	22,041		590,478
FB Financial	21,053		528,851
First Bancorp	147,668		770,827
First Commonwealth Financial	67,049		518,959
First Financial Bancorp	66,333		796,328
First Hawaiian	88,671		1,283,069
First Midwest Bancorp	77,371		834,059
Flagstar Bancorp	28,217		836,070
Great Western Bancorp	37,947		472,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Banks - 9.2% (continued)
Hanmi Financial	21,686		178,042
Heritage Financial	24,740		454,969
HomeStreet	15,689		404,149
Hope Bancorp	83,415		632,703
Independent Bank	22,488		1,177,921
Independent Bank Group	24,638		1,088,507
Meta Financial Group	23,058		443,175
Mr Cooper Group Inc	50,378	[a]	1,124,437
National Bank Holdings, Cl. A	21,104		553,980
NBT Bancorp	29,519		791,700
NMI Holdings, Cl. A	57,399	[a]	1,021,702
Northfield Bancorp	31,708		289,177
Northwest Bancshares	85,404		785,717
OFG Bancorp	35,022		436,374
Old National Bancorp	112,568		1,413,854
Pacific Premier Bancorp	65,164		1,312,403
Park National	9,727	[b]	797,225
Preferred Bank	9,148		293,834
Provident Financial Services	48,463		591,249
S&T Bancorp	25,925		458,613
Seacoast Banking Corp. of Florida	36,467	[a]	657,500
ServisFirst Bancshares	32,490		1,105,635
Simmons First National, Cl. A	74,422		1,179,961
Southside Bancshares	21,434		523,633
Tompkins Financial	8,028		456,071
Triumph Bancorp	15,235	[a]	474,418
TrustCo Bank	64,453		336,445
United Community Bank	57,493		973,356
Veritex Holdings	33,109		563,846
Walker & Dunlop	19,432		1,029,896
Westamerica Bancorporation	18,125		985,094
			42,012,057
Capital Goods - 12.7%
AAON	27,723	[b]	1,670,311
AAR	22,106		415,593
Aegion	21,027	[a]	297,112
Aerojet Rocketdyne Holdings	49,725	[a]	1,983,530
AeroVironment	14,757	[a]	885,568
Alamo Group	6,726		726,610
Albany International, Cl. A	20,659		1,022,827
American Woodmark	11,323	[a]	889,308
Apogee Enterprises	18,099		386,776
Applied Industrial Technologies	26,176		1,442,298
Arcosa	32,909		1,450,958

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Capital Goods - 12.7% (continued)
Astec Industries	15,296		829,808
AZZ	18,059		616,173
Barnes Group	31,479		1,125,059
Chart Industries	23,822	[a]	1,673,972
CIRCOR International	13,729	[a]	375,488
Comfort Systems USA	24,907		1,282,960
Cubic	21,205		1,233,495
DXP Enterprises	10,927	[a]	176,253
Encore Wire	14,221		660,139
Enerpac Tool Group	41,701		784,396
EnPro Industries	13,885		783,253
ESCO Technologies	17,605		1,418,259
Federal Signal	41,143		1,203,433
Foundation Building Materials	14,663	[a]	230,502
Franklin Electric	25,921		1,524,932
Gibraltar Industries	21,922	[a]	1,427,999
GMS	29,276	[a]	705,552
Granite Construction	32,288	[b]	568,592
Griffon	30,694		599,761
Hillenbrand	50,530		1,433,031
Insteel Industries	12,804		239,435
John Bean Technologies	21,477	[b]	1,973,522
Kaman	18,723		729,635
Lindsay	7,333		708,954
Lydall	11,996	[a]	198,414
Meritor	48,894	[a]	1,023,840
Moog, Cl. A	20,484		1,301,349
Mueller Industries	38,238		1,034,720
MYR Group	11,174	[a]	415,449
National Presto Industries	3,452		282,581
NOW	75,563	[a]	343,056
Park Aerospace	11,817		129,042
Patrick Industries	14,923		858,371
PGT Innovations	39,902	[a]	699,083
Powell Industries	6,411		154,697
Proto Labs	18,080	[a]	2,341,360
Quanex Building Products	22,256		410,401
Raven Industries	24,481		526,831
Resideo Technologies	82,899	[a]	911,889
Simpson Manufacturing	29,746		2,890,121
SPX	30,435	[a]	1,411,575
SPX FLOW	28,696	[a]	1,228,763
Standex International	8,343		493,906
Tennant	12,496		754,259

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Capital Goods - 12.7% (continued)
The Greenbrier Companies	22,345		656,943
Titan International	37,963		109,713
Triumph Group	34,975	[b]	227,687
UFP Industries	41,470		2,343,470
Veritiv	9,167	[a]	116,054
Vicor	14,528	[a]	1,129,261
Wabash National	37,064		443,285
Watts Water Technologies, Cl. A	18,561		1,858,884
			57,770,498
Commercial & Professional Services - 3.1%
ABM Industries	45,075		1,652,449
Brady, Cl. A	32,740		1,310,255
Deluxe	28,783		740,587
Exponent	35,011		2,521,842
Forrester Research	7,045	[a]	231,006
Harsco	52,754	[a]	733,808
Heidrick & Struggles International	13,155		258,496
Interface	39,689		242,897
Kelly Services, Cl. A	22,633		385,666
Korn Ferry	37,796		1,096,084
Matthews International, Cl. A	21,317		476,648
Pitney Bowes	116,914		620,813
R.R. Donnelley & Sons	52,492		76,638
Resources Connection	20,354		235,089
Team	20,197	[a]	111,084
TrueBlue	25,146	[a]	389,512
U.S. Ecology	22,088		721,615
UniFirst	10,316		1,953,541
Viad	14,349		298,890
			14,056,920
Consumer Durables & Apparel - 6.0%
Callaway Golf	63,510	[b]	1,215,581
Capri Holdings	102,079	[a]	1,837,422
Cavco Industries	5,808	[a]	1,047,240
Century Communities	19,824	[a]	839,150
Crocs	45,611	[a]	1,948,958
Ethan Allen Interiors	14,596		197,630
Fossil Group	29,466	[a]	169,135
G-III Apparel Group	29,646	[a]	388,659
Installed Building Products	15,598	[a]	1,587,096
iRobot	18,854	[a,b]	1,431,019
Kontoor Brands	31,687	[b]	766,825
La-Z-Boy	31,136		984,832
LGI Homes	14,896	[a]	1,730,468

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Consumer Durables & Apparel - 6.0% (continued)
M.D.C. Holdings	33,883		1,595,889
M/I Homes	19,318	[a]	889,594
Meritage Homes	25,739	[a]	2,841,328
Movado Group	10,849		107,839
Oxford Industries	11,140		449,610
Steven Madden	51,485		1,003,957
Sturm Ruger & Co.	11,750		718,630
Tupperware Brands	33,506	[a]	675,481
Unifi	11,057	[a]	141,972
Universal Electronics	9,485	[a]	357,964
Vera Bradley	15,071	[a,b]	92,084
Vista Outdoor	39,288	[a]	792,832
Wolverine World Wide	55,457		1,433,009
YETI Holdings	51,290	[a]	2,324,463
			27,568,667
Consumer Services - 1.8%
American Public Education	10,120	[a]	285,283
BJ's Restaurants	14,848		437,125
Bloomin‘ Brands	54,320		829,466
Brinker International	30,360		1,296,979
Chuy's Holdings	12,839	[a]	251,388
Dave & Buster's Entertainment	32,581	[b]	493,928
Dine Brands Global	11,304		617,085
El Pollo Loco Holdings	12,830	[a]	207,846
Fiesta Restaurant Group	11,926	[a]	111,747
Monarch Casino & Resort	8,509	[a]	379,501
Perdoceo Education	47,816	[a]	585,268
Red Robin Gourmet Burgers	10,114	[a,b]	133,100
Regis	16,708	[a,b]	102,587
Ruth's Hospitality Group	22,571		249,635
Shake Shack, Cl. A	23,980	[a,b]	1,546,230
The Cheesecake Factory	28,306	[b]	785,208
			8,312,376
Diversified Financials - 3.1%
Apollo Commercial Real Estate Finance	92,330	[c]	831,893
ARMOUR Residential REIT	43,978	[c]	418,231
Blucora	32,851	[a]	309,456
Brightsphere Investment Group	40,773		525,972
Capstead Mortgage	66,208	[c]	372,089
Donnelley Financial Solutions	20,514	[a]	274,067
Encore Capital Group	21,758	[a,b]	839,641
Enova International	20,365	[a]	333,782
EZCORP, Cl. A	33,800	[a,b]	170,014
Granite Point Mortgage Trust	39,285	[b,c]	278,531

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Diversified Financials - 3.1% (continued)
Green Dot, Cl. A	36,683	[a]	1,856,527
Greenhill & Co.	9,863		111,945
Invesco Mortgage Capital	124,652	[b,c]	337,807
KKR Real Estate Finance Trust	17,779	[b,c]	293,887
New York Mortgage Trust	255,629	[c]	651,854
PennyMac Mortgage Investment Trust	67,149	[c]	1,079,084
Piper Sandler	9,329		681,017
PRA Group	31,108	[a]	1,242,765
Ready Capital	26,855	[c]	300,776
Redwood Trust	79,216	[c]	595,704
StoneX Group	11,013	[a]	563,425
Virtus Investment Partners	4,878		676,335
Waddell & Reed Financial, Cl. A	44,125	[b]	655,256
WisdomTree Investments	76,280		244,096
World Acceptance	3,097	[a,b]	326,888
			13,971,042
Energy - 2.9%
Archrock	87,865		472,714
Bonanza Creek Energy	13,021	[a]	244,795
Bristow Group	17,107	[a]	363,524
Callon Petroleum	27,206	[a,b]	131,133
CONSOL Energy	17,793	[a]	78,823
Core Laboratories	29,659		452,596
DMC Global	10,364		341,390
Dorian LPG	21,674	[a]	173,609
Dril-Quip	23,731	[a]	587,580
Exterran	18,093	[a]	75,267
Geospace Technologies	8,649	[a]	53,451
Green Plains	22,593	[a,b]	349,740
Gulfport Energy	102,756	[a]	54,163
Helix Energy Solutions Group	95,691	[a]	230,615
Helmerich & Payne	73,291		1,073,713
Laredo Petroleum	6,319	[a]	61,926
Matador Resources	75,781	[a]	625,951
Matrix Service	17,424	[a]	145,490
Nabors Industries	4,381	[b]	107,072
Newpark Resources	63,955	[a]	67,153
Oasis Petroleum	202,835	[a,b]	56,794
Oceaneering International	70,405	[a]	247,826
Oil States International	44,090	[a]	120,366
Par Pacific Holdings	26,352	[a]	178,403
Patterson-UTI Energy	128,545		366,353
PBF Energy, Cl. A	69,069		393,003
PDC Energy	66,281	[a,b]	821,553

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Energy - 2.9% (continued)
Penn Virginia	10,148	[a,b]	99,958
ProPetro Holding	55,461	[a]	225,172
QEP Resources	173,103		156,277
Range Resources	177,128	[b]	1,172,587
Renewable Energy Group	26,580	[a]	1,419,904
REX American Resources	3,704	[a]	243,019
RPC	38,561	[a]	101,801
SEACOR Holdings	12,669	[a]	368,415
SM Energy	73,868	[b]	117,450
Southwestern Energy	420,578	[a]	988,358
Talos Energy	15,100	[a,b]	97,395
U.S. Silica Holdings	47,946	[b]	143,838
			13,009,177
Food & Staples Retailing - .6%
PriceSmart	15,573		1,034,826
SpartanNash	24,384		398,678
The Andersons	20,910		400,845
The Chefs' Warehouse	21,528	[a]	313,017
United Natural Foods	37,097	[a]	551,632
			2,698,998
Food, Beverage & Tobacco - 1.9%
B&G Foods	43,779	[b]	1,215,743
Calavo Growers	11,345	[a]	751,833
Cal-Maine Foods	25,217	[a]	967,576
Coca-Cola Consolidated	3,112		748,996
Fresh Del Monte Produce	20,716		474,811
J&J Snack Foods	10,191		1,328,804
John B. Sanfilippo & Son	5,975		450,395
MGP Ingredients	8,951		355,713
National Beverage	8,039	[a,b]	546,732
Seneca Foods, Cl. A	4,933	[a]	176,256
Universal	16,571		693,993
Vector Group	85,204		825,627
			8,536,479
Health Care Equipment & Services - 9.0%
Addus HomeCare	9,902	[a]	935,838
Allscripts Healthcare Solutions	110,282	[a]	897,695
AMN Healthcare Services	31,770	[a]	1,857,274
AngioDynamics	26,462	[a]	319,132
BioTelemetry	23,138	[a,b]	1,054,630
Cardiovascular Systems	27,539	[a]	1,083,660
Community Health Systems	76,492	[a]	322,796
Computer Programs & Systems	8,688		239,876
CONMED	19,316		1,519,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Health Care Equipment & Services - 9.0% (continued)
CorVel	6,097	[a]	520,867
Covetrus	66,478	[a]	1,622,063
Cross Country Healthcare	25,013	[a]	162,334
CryoLife	26,000	[a]	480,220
Cutera	12,509	[a]	237,296
Fulgent Genetics	7,960	[a,b]	318,718
Glaukos	30,769	[a,b]	1,523,681
Hanger	26,027	[a]	411,747
HealthStream	17,189	[a]	344,983
Heska	5,832	[a,b]	576,143
HMS Holdings	59,880	[a]	1,434,126
Inogen	12,450	[a]	361,050
Integer Holdings	22,419	[a]	1,322,945
Invacare	25,069	[b]	188,519
Lantheus Holdings	45,698	[a]	578,994
LeMaitre Vascular	11,234	[b]	365,442
Magellan Health	15,160	[a]	1,148,825
Meridian Bioscience	29,328	[a]	497,989
Merit Medical Systems	33,350	[a]	1,450,725
Mesa Laboratories	3,379		860,834
Natus Medical	23,061	[a]	395,035
Neogen	35,934	[a]	2,811,835
NextGen Healthcare	36,532	[a]	465,418
Omnicell	28,879	[a]	2,156,106
OraSure Technologies	49,330	[a]	600,346
Orthofix Medical	12,980	[a]	404,197
Owens & Minor	43,546		1,093,440
R1 RCM	79,781	[a]	1,368,244
RadNet	28,799	[a]	442,065
Select Medical Holdings	72,485	[a]	1,509,138
Simulations Plus	10,574		796,857
SurModics	9,365	[a]	364,392
Tabula Rasa HealthCare	14,187	[a,b]	578,404
Tactile Systems Technology	13,258	[a]	485,110
The Ensign Group	34,173		1,949,911
The Pennant Group	17,077	[a]	658,489
The Providence Service	8,179	[a]	759,911
Tivity Health	25,661	[a]	359,767
U.S. Physical Therapy	8,692		755,161
Varex Imaging	26,903	[a]	342,206
Zynex	12,659	[a,b]	220,900
			41,154,924
Household & Personal Products - 1.2%
Central Garden & Pet	6,791	[a]	271,165

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Household & Personal Products - 1.2% (continued)
Central Garden & Pet, Cl. A	26,302	[a]	950,554
Inter Parfums	12,180		454,923
Medifast	7,955		1,308,200
USANA Health Sciences	8,117	[a]	597,817
WD-40	9,240		1,749,224
			5,331,883
Insurance - 3.4%
Ambac Financial Group	31,169	[a]	398,028
American Equity Investment Life Holding	62,501	[a]	1,374,397
AMERISAFE	13,083		750,441
eHealth	17,464	[a]	1,379,656
Employers Holdings	19,851		600,493
HCI Group	4,176		205,835
Horace Mann Educators	27,776		927,718
James River Group Holdings	20,521		913,800
Kinsale Captial Group	14,526		2,762,555
Palomar Holdings	14,912	[a]	1,554,427
ProAssurance	36,788		575,364
Safety Insurance Group	9,592		662,711
Stewart Information Services	18,658		815,914
Third Point Reinsurance	54,947	[a]	381,882
Trupanion	22,313	[a]	1,760,496
United Fire Group	14,462		293,868
United Insurance Holdings	12,884		78,077
Universal Insurance Holdings	20,248		280,232
			15,715,894
Materials - 5.2%
AdvanSix	19,590	[a]	252,319
Allegheny Technologies	88,538	[a]	772,051
American Vanguard	17,468		229,530
Arconic	65,566	[a]	1,249,032
Balchem	21,911	[a]	2,139,171
Boise Cascade	26,755		1,068,060
Carpenter Technology	32,943		598,245
Century Aluminum	33,851	[a]	241,019
Clearwater Paper	11,191	[a]	424,587
Cleveland-Cliffs	269,883	[b]	1,732,649
Ferro	55,217	[a]	684,691
FutureFuel	17,234		195,951
GCP Applied Technologies	32,902	[a]	689,297
H.B. Fuller	35,131		1,608,297
Hawkins	6,446		297,161
Haynes International	8,408		143,693

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Materials - 5.2% (continued)
Innospec	16,773		1,062,066
Kaiser Aluminum	10,926		585,524
Koppers Holdings	14,346	[a]	299,975
Kraton	21,601	[a]	384,930
Livent	98,045	[a,b]	879,464
Materion	13,755		715,673
Mercer International	26,998		178,187
Myers Industries	24,307		321,582
Neenah	11,588		434,202
Olympic Steel	7,105		80,713
P.H. Glatfelter	29,323		403,778
Quaker Chemical	8,860	[b]	1,592,231
Rayonier Advanced Materials	38,574	[a]	123,437
Schweitzer-Mauduit International	21,579		655,786
Stepan	14,662		1,598,158
SunCoke Energy	60,072		205,446
TimkenSteel	25,881	[a]	91,878
Tredegar	16,905		251,377
Trinseo	25,897	[b]	663,999
U.S. Concrete	11,213	[a]	325,626
Warrior Met Coal	34,973		597,339
			23,777,124
Media & Entertainment - .7%
Gannett	88,830		115,479
Glu Mobile	97,437	[a]	747,829
Meredith	27,432	[b]	359,908
QuinStreet	32,868	[a]	520,629
Scholastic	20,706		434,619
TechTarget	15,614	[a]	686,391
The E.W. Scripps Company, Cl. A	38,141		436,333
The Marcus	16,720		129,246
			3,430,434
Pharmaceuticals Biotechnology & Life Sciences - 4.4%
AMAG Pharmaceuticals	20,755	[a,b]	195,097
Amphastar Pharmaceuticals	24,140	[a]	452,625
ANI Pharmaceuticals	6,746	[a]	190,305
Anika Therapeutics	9,439	[a]	334,046
Coherus Biosciences	42,207	[a,b]	774,076
Corcept Therapeutics	69,616	[a,b]	1,211,666
Cytokinetics	47,023	[a]	1,018,048
Eagle Pharmaceuticals	7,886	[a]	334,997
Enanta Pharmaceuticals	11,868	[a]	543,317
Endo International	151,998	[a,b]	501,593
Innoviva	42,749	[a]	446,727

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.4% (continued)
Lannett	25,124	[a,b]	153,508
Luminex	29,546		775,582
Momenta Pharmaceuticals	80,098	[a]	4,203,543
Myriad Genetics	49,675	[a,b]	647,762
NeoGenomics	74,586	[a]	2,751,478
Pacira Biosciences	28,785	[a]	1,730,554
Phibro Animal Health, Cl. A	13,766		239,528
REGENXBIO	20,308	[a]	558,876
Spectrum Pharmaceuticals	104,314	[a]	425,601
Supernus Pharmaceuticals	35,640	[a]	742,738
Vanda Pharmaceuticals	35,851	[a]	346,321
Xencor	39,435	[a,b]	1,529,684
			20,107,672
Real Estate - 8.3%
Acadia Realty Trust	58,375	[c]	612,937
Agree Realty	36,538	[c]	2,325,278
Alexander & Baldwin	48,330	[c]	541,779
American Assets Trust	33,292	[c]	802,004
Armada Hoffler Properties	38,647	[c]	357,871
Brandywine Realty Trust	116,425	[c]	1,203,834
CareTrust REIT	65,336	[c]	1,162,654
Chatham Lodging Trust	31,877	[c]	242,903
Community Healthcare Trust	14,226	[c]	665,208
CoreCivic	82,164	[c]	657,312
DiamondRock Hospitality	135,013	[c]	684,516
Diversified Healthcare Trust	164,409	[c]	578,720
Easterly Government Properties	53,259	[c]	1,193,534
Essential Properties Realty Trust	68,533	[c]	1,255,525
Four Corners Property Trust	47,395	[c]	1,212,838
Franklin Street Properties	65,837	[c]	240,963
Getty Realty	23,763	[c]	618,076
Global Net Lease	60,167	[c]	956,655
Hersha Hospitality Trust	25,084	[c]	138,965
Independence Realty Trust	64,121	[c]	743,162
Industrial Logistics Properties Trust	44,140	[c]	965,342
Innovative Industrial Properties	14,911	[b,c]	1,850,604
Investors Real Estate Trust	8,606	[c]	560,853
iStar	49,683	[b,c]	586,756
Kite Realty Group Trust	58,055	[c]	672,277
Lexington Realty Trust	187,268	[c]	1,956,951
LTC Properties	26,564	[c]	926,021
Mack-Cali Realty	60,266	[a,c]	760,557
Marcus & Millichap	16,059	[a]	441,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Real Estate - 8.3% (continued)
National Storage Affiliates Trust	41,866	[b,c]	1,369,437
NexPoint Residential Trust	15,085	[c]	669,020
Office Properties Income Trust	32,643	[b,c]	676,363
RE/MAX Holdings, Cl. A	12,146		397,539
Realogy Holdings	78,118	[a]	737,434
Retail Opportunity Investments	80,584	[c]	839,282
Retail Properties of America, Cl. A	145,022	[c]	842,578
RPT Realty	54,744	[c]	297,807
Safehold	9,046	[b,c]	561,757
Saul Centers	8,309	[c]	220,853
SITE Centers	102,895	[a,c]	740,844
Summit Hotel Properties	71,383	[c]	369,764
Tanger Factory Outlet Centers	63,085	[b,c]	380,403
The St. Joe Company	21,467	[a,b]	442,864
Uniti Group	132,546	[c]	1,396,372
Universal Health Realty Income Trust	8,484	[c]	483,503
Urstadt Biddle Properties, Cl. A	21,440	[c]	197,248
Washington Prime Group	130,393	[b,c]	84,416
Washington Real Estate Investment Trust	56,205	[c]	1,131,407
Whitestone REIT	28,256	[c]	169,536
Xenia Hotels & Resorts	76,955	[c]	675,665
			37,600,131
Retailing - 4.9%
Abercrombie & Fitch, Cl. A	41,969	[b]	584,628
America's Car-Mart	4,237	[a]	359,637
Asbury Automotive Group	13,164	[a]	1,282,832
Barnes & Noble Education	20,898	[a]	53,917
Bed Bath & Beyond	85,337	[b]	1,278,348
Big Lots	24,318	[b]	1,084,583
Boot Barn Holdings	19,603	[a,b]	551,628
Caleres	25,843		247,059
Chico's FAS	86,457		84,079
Conn's	12,547	[a]	132,747
Core-Mark Holding	30,520		882,944
Designer Brands, Cl. A	38,533	[b]	209,234
GameStop, Cl. A	37,242	[a,b]	379,868
Genesco	9,503	[a]	204,695
Group 1 Automotive	11,485	[b]	1,015,159
Guess?	25,690	[b]	298,518
Haverty Furniture	11,243		235,428
Hibbett Sports	11,082	[a]	434,636
Liquidity Services	18,877	[a]	140,822
Lumber Liquidators Holdings	19,810	[a]	436,810

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Retailing - 4.9% (continued)
Macy's	211,385	[b]	1,204,894
MarineMax	14,764	[a]	378,992
Monro	22,719		921,710
PetMed Express	13,737	[b]	434,364
Rent-A-Center	32,789		980,063
Shoe Carnival	5,919	[b]	198,760
Shutterstock	15,418		802,353
Signet Jewelers	36,012	[b]	673,424
Sleep Number	18,761	[a]	917,601
Sonic Automotive, Cl. A	16,664		669,226
Stamps.com	12,025	[a]	2,897,424
The Buckle	20,047		408,758
The Cato, Cl. A	14,524		113,578
The Children's Place	9,589	[b]	271,848
The Michaels Companies	49,915	[a,b]	481,929
The ODP	35,646		693,315
Zumiez	13,555	[a]	377,100
			22,322,911
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries	25,928	[a]	1,631,908
Axcelis Technologies	22,719	[a]	499,818
Brooks Automation	50,074		2,316,423
CEVA	15,191	[a]	598,070
Cohu	28,755		494,011
Diodes	28,469	[a]	1,607,075
DSP Group	15,660	[a]	206,399
FormFactor	51,994	[a]	1,296,210
Ichor Holdings	15,708	[a]	338,822
Kulicke & Soffa Industries	41,999		940,778
MaxLinear	44,311	[a]	1,029,788
Onto Innovation	32,757	[a]	975,503
PDF Solutions	19,362	[a]	362,263
Photronics	44,903	[a]	447,234
Power Integrations	40,481		2,242,647
Rambus	76,210	[a]	1,043,315
SMART Global Holdings	9,234	[a,b]	252,458
Ultra Clean Holdings	27,311	[a]	586,094
Veeco Instruments	33,164	[a]	387,024
			17,255,840
Software & Services - 4.9%
8x8	69,823	[a]	1,085,748
Agilysys	13,697	[a]	330,920
Alarm.com Holdings	29,898	[a]	1,651,864
Bottomline Technologies	25,920	[a]	1,092,787

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Software & Services - 4.9% (continued)
Cardtronics, Cl. A	24,617	[a]	487,417
CSG Systems International	22,394		917,034
Ebix	15,680	[b]	323,008
EVERTEC	40,721		1,413,426
ExlService Holdings	23,115	[a]	1,524,897
LivePerson	41,620	[a,b]	2,163,824
ManTech International, Cl. A	18,492		1,273,729
MicroStrategy, Cl. A	4,903	[a]	738,196
NIC	45,366		893,710
OneSpan	22,567	[a]	473,004
Perficient	22,496	[a]	961,479
Progress Software	30,158		1,106,195
SPS Commerce	23,877	[a]	1,859,302
Sykes Enterprises	26,834	[a]	917,991
TTEC Holdings	12,223		666,765
Unisys	41,078	[a]	438,302
Virtusa	19,330	[a]	950,263
Xperi Holding	73,576		845,388
			22,115,249
Technology Hardware & Equipment - 4.9%
3D Systems	82,029	[a,b]	402,762
ADTRAN	32,974		338,148
Applied Optoelectronics	12,920	[a,b]	145,350
Arlo Technologies	51,668	[a]	271,774
Badger Meter	19,886		1,299,948
Bel Fuse, Cl. B	7,659		81,798
Benchmark Electronics	25,103		505,825
CalAmp	24,833	[a]	178,549
Comtech Telecommunications	17,209		240,926
CTS	21,993		484,506
Daktronics	27,892		110,452
Diebold Nixdorf	52,631	[a]	402,101
Digi International	19,990	[a]	312,444
ePlus	9,338	[a]	683,542
Extreme Networks	85,111	[a]	342,146
Fabrinet	24,845	[a]	1,565,980
FARO Technologies	12,256	[a]	747,371
Harmonic	65,696	[a,b]	366,584
Insight Enterprises	23,722	[a]	1,342,191
Itron	27,757	[a]	1,685,960
Knowles	61,396	[a]	914,800
Methode Electronics	25,669		731,566
MTS Systems	12,793		244,474
NETGEAR	20,422	[a]	629,406

Description	Shares		Value ($)
Common Stocks - 99.9% (continued)
Technology Hardware & Equipment - 4.9% (continued)
OSI Systems	11,377	[a]	882,969
PC Connection	7,439	[a]	305,445
Plantronics	24,535	[b]	290,494
Plexus	19,929	[a]	1,407,585
Rogers	12,744	[a]	1,249,677
Sanmina	45,841	[a]	1,239,999
ScanSource	17,432	[a]	345,677
TTM Technologies	67,156	[a]	766,250
Viavi Solutions	154,494	[a]	1,812,215
			22,328,914
Telecommunication Services - 1.8%
ATN International	7,474		374,746
Cincinnati Bell	34,521	[a]	517,815
Cogent Communications Holdings	28,424		1,706,861
Consolidated Communications Holdings	49,484	[a]	281,564
Iridium Communications	80,046	[a]	2,047,577
Shenandoah Telecommunication	34,348	[a]	1,526,253
Spok Holdings	12,866		122,356
Vonage Holdings	156,145	[a]	1,597,363
			8,174,535
Transportation - 2.5%
Allegiant Travel	8,837		1,058,673
ArcBest	17,253		535,878
Atlas Air Worldwide Holdings	17,690	[a]	1,077,321
Echo Global Logistics	18,331	[a]	472,390
Forward Air	18,834		1,080,695
Hawaiian Holdings	31,250	[b]	402,812
Heartland Express	33,126		616,144
Hub Group, Cl. A	22,886	[a]	1,148,763
Marten Transport	40,416		659,589
Matson	28,997		1,162,490
Saia	17,693	[a]	2,231,795
SkyWest	33,765		1,008,223
			11,454,773
Utilities - 1.8%
American States Water	24,953		1,870,227
Avista	45,983		1,568,940
California Water Service Group	33,271		1,445,625
Chesapeake Utilities	11,119		937,332
Northwest Natural Holding	20,522		931,494
South Jersey Industries	69,459		1,338,475
			8,092,093
Total Common Stocks (cost $396,780,819)			454,965,037

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Core S&P Small-Cap ETF (cost $2,140,193)		32,340		2,271,238
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
0.18%, 2/25/21 (cost $234,832)		235,000	[d,e]	234,906
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,489,014)	0.10	1,489,014	[f]	1,489,014

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,975,067)	0.10	11,975,067	[f]	11,975,067
Total Investments (cost $412,619,925)		103.4%		470,935,262
Liabilities, Less Cash and Receivables		(3.4%)		(15,526,469)
Net Assets		100.0%		455,408,793

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2020, the value of the fund’s securities on loan was $41,224,527 and the value of the collateral was $42,331,047, consisting of cash collateral of $11,975,067 and U.S. Government & Agency securities valued at $30,355,980.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	454,965,037	-	-	454,965,037
Exchange-Traded Funds	2,271,238	-	-	2,271,238
Investment Companies	13,464,081	-	-	13,464,081
U.S. Treasury Securities	-	234,906	-	234,906
Liabilities ($)
Other Financial Instruments:
Futures††	(42,915)	-	-	(42,915)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Small Cap Stock Index Portfolio

September 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	31	12/18/2020	2,374,735	2,331,820	(42,915)
Gross Unrealized Depreciation				(42,915)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2020, accumulated net unrealized appreciation on investments was $58,315,337, consisting of $135,805,828 gross unrealized appreciation and $77,490,491 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.